Total revenue and income - Summary of disaggregation by geographic location (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation by geographic location [Line Items]
Total revenue and income	R$ 14,860,096	R$ 13,347,390	R$ 12,077,112
Selected assets	13,852,708	9,187,618	7,806,597
Brazil
Disclosure of disaggregation by geographic location [Line Items]
Total revenue and income	14,261,302	12,855,909	11,723,976
Selected assets	13,255,769	8,649,964	7,698,115
United States
Disclosure of disaggregation by geographic location [Line Items]
Total revenue and income	531,997	449,447	332,046
Selected assets	508,544	488,158	106,736
Europe
Disclosure of disaggregation by geographic location [Line Items]
Total revenue and income	66,797	42,034	21,090
Selected assets	R$ 88,395	R$ 49,496	R$ 1,746